VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.3%
	Communications: 0.7%
1,821,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	$1,867,185	0.7

	Consumer, Cyclical: 1.9%
1,540,000	General Motors Co., 5.200%, 04/01/2045	1,299,225	0.5
3,605,000	Lowe's Cos, Inc., 5.625%, 04/15/2053	3,622,300	1.4
		4,921,525	1.9

	Energy: 1.4%
530,000	Devon Energy Corp., 7.875%, 09/30/2031	605,891	0.2
2,380,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	2,516,653	1.0
330,000	Hess Corp., 7.300%, 08/15/2031	367,995	0.1
180,000	Hess Corp., 7.875%, 10/01/2029	202,547	0.1
		3,693,086	1.4

	Financial: 7.7%
1,204,000	(1) Blue Owl Finance LLC, 3.125%, 06/10/2031	899,292	0.4
2,410,000	Equinix, Inc., 2.500%, 05/15/2031	1,986,014	0.8
4,490,000	Goldman Sachs Group, Inc./The, 5.700%, 11/01/2024	4,524,417	1.8
2,235,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,918,875	0.7
5,020,000	(1) Jackson National Life Global Funding, 5.999%, (SOFRRATE + 1.150%), 06/28/2024	4,985,302	1.9
5,450,000	(1) Macquarie Group Ltd., 6.207%, 11/22/2024	5,541,476	2.1
		19,855,376	7.7

	Technology: 0.6%
2,120,000	(1) Dell International LLC / EMC Corp., 3.375%, 12/15/2041	1,486,129	0.6

	Total Corporate Bonds/Notes
	(Cost $31,691,950)	31,823,301	12.3

U.S. TREASURY OBLIGATIONS: 46.1%
	U.S. Treasury Bonds: 30.9%
3,365,000	2.250%,02/15/2052	2,511,000	1.0
57,130,000	2.875%,05/15/2052	48,896,362	18.9
32,490,000	3.000%,08/15/2052	28,550,587	11.0
		79,957,949	30.9

	U.S. Treasury Notes: 15.2%
19,050,000	4.125%,11/15/2032	20,020,359	7.7
19,370,000	4.931%, (USBMMY3M + 0.200%),01/31/2025	19,383,169	7.5
		39,403,528	15.2

	Total U.S. Treasury Obligations
	(Cost $123,961,269)	119,361,477	46.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.2%
	Federal Home Loan Bank: 3.7%
9,600,000	4.875%,09/13/2024	9,651,681	3.7

	Federal Home Loan Mortgage Corporation: 3.7%(2)
9,700,000	0.375%,05/05/2023	9,664,864	3.7

	Government National Mortgage Association: 4.5%
5,637,715	5.000%,02/20/2053	5,658,624	2.2
6,090,000	5.000%,03/20/2053	6,106,733	2.3
		11,765,357	4.5

	Uniform Mortgage-Backed Securities: 24.3%
24,819,045	4.000%,06/01/2052	23,760,197	9.2
6,204,184	4.500%,09/01/2052	6,084,340	2.3
4,400,003	4.500%,09/01/2052	4,315,011	1.7
3,109,416	4.500%,10/01/2052	3,049,354	1.2
13,943,700	5.000%,11/01/2052	13,920,319	5.4
1,252,644	5.000%,12/01/2052	1,250,544	0.5
10,325,671	5.500%,11/01/2052	10,439,174	4.0
		62,818,939	24.3

	Total U.S. Government Agency Obligations
	(Cost $94,320,849)	93,900,841	36.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
3,089,000	(3) Benchmark 2020-B18 C Mortgage Trust, 3.646%, 07/15/2053	2,230,328	0.8
2,000,000	(3) JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.811%, 06/15/2051	1,716,322	0.7

	Total Commercial Mortgage-Backed Securities
	(Cost $5,436,171)	3,946,650	1.5

	Total Long-Term Investments
	(Cost $255,410,239)	249,032,269	96.1

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
2,801,135	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $2,801,135)	$2,801,135	1.1

	Total Short-Term Investments
	(Cost $2,801,135)	2,801,135	1.1

	Total Investments in Securities (Cost $258,211,374)	$251,833,404	97.2
	Assets in Excess of Other Liabilities	7,243,568	2.8
	Net Assets	$259,076,972	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$31,823,301	$–	$31,823,301
Commercial Mortgage-Backed Securities	–	3,946,650	–	3,946,650
U.S. Government Agency Obligations	–	93,900,841	–	93,900,841
U.S. Treasury Obligations	–	119,361,477	–	119,361,477
Short-Term Investments	2,801,135	–	–	2,801,135
Total Investments, at fair value	$2,801,135	$249,032,269	$–	$251,833,404
Other Financial Instruments+
Futures	774,440	–	–	774,440
Total Assets	$3,575,575	$249,032,269	$–	$252,607,844
Liabilities Table
Other Financial Instruments+
Futures	$(71,733)	$–	$–	$(71,733)
Total Liabilities	$(71,733)	$–	$–	$(71,733)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	290	06/30/23	$31,757,266	$774,440
U.S. Treasury Ultra 10-Year Note	275	06/21/23	33,313,672	(71,733)
			$65,070,938	$702,707

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $258,465,982.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,362,242
Gross Unrealized Depreciation	(9,292,112)
Net Unrealized Depreciation	$(5,929,870)